Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Cash Equivalents, at Carrying Value	$ 0	$ 0	$ 0
Cash insured with federal depository insurance corporation	250,000	250,000	$ 250,000
Offering costs of temporary equity	$ 14,483,021	$ 14,483,021
Conversion of shares	500,000	500,000
Class of warrants or rights number of shares called by the warrants or rights	250,000	250,000
Common Class A [Member]
Accounting Policies [Line Items]
Class of warrants exercisable	11,780,000	11,780,000
Convertible common shares	500,000	500,000